ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Total dividends paid	¥ 58,962	¥ 49,984
Officer's Compensation Board Incentive Plan
Class of Stock [Line Items]
Total dividends paid	83	64
Effective Date [Member] | Officer's Compensation Board Incentive Plan
Class of Stock [Line Items]
Total dividends paid	¥ 62	¥ 55